Cash, cash equivalents, short-term investments and non-current financial assets - Additional Information (Details) € in Thousands	6 Months Ended
	Jun. 30, 2023 EUR (€) Rate shares	Jun. 30, 2022 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure of financial assets [Line Items]
Number of SICAV held | shares	6
Cash, cash equivalents and financial assets	€ 124,679		€ 136,604
Non-current financial assets, variation of fair value through the consolidated statement of income (loss)	772	€ (2,308)
Short-term investments, variation of fair value through the consolidated statement of income (loss)	€ 271	€ 53
SICAV and mutual funds | Minimum
Disclosure of financial assets [Line Items]
Risk profile rate | Rate	1
SICAV and mutual funds | Maximum
Disclosure of financial assets [Line Items]
Risk profile rate | Rate	7
Cash, cash equivalents, and financial assets denominated in US dollars
Disclosure of financial assets [Line Items]
Cash, cash equivalents and financial assets	€ 29,488		€ 34,735